Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable Tables
Allowance for doubtful accounts

At December 31, 2012 and 2011, the allowance for doubtful accounts was $0 and $8,000, respectively.

Balance, January 1, 2011	$-
Provision for doubtful accounts	8,000
Balance December 31, 2011	8,000
Bad debt recovery	(8,000)
Balance December 31, 2012	$-